Document and Entity Information	Nov. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	SYNNEX CORPORATION
Entity Central Index Key	0001177394
Entity Emerging Growth Company	false
Entity File Number	001-31892
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-2703333
Entity Address Address Line1	44201 Nobel Drive
Entity Address City Or Town	Fremont
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94538
City Area Code	510
Local Phone Number	656-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.001 per share
Trading Symbol	SNX
Name of each exchange on which registered	NYSE